Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
12. Earnings (Loss) Per Share

A reconciliation of the components of basic and diluted net income per common share is presented in the tables below:

	For the Year Ended December 31,
	2017			2016
	Income (Loss)	Weighted Average Common Shares Outstanding	Per Share	Income (Loss)	Weighted Average Common Shares Outstanding	Per Share
Basic:
Income (loss) attributable to common stock	$(700,483)	321,226,043	$-	$13,501,925	122,234,935	$0.11

Diluted:
Income (loss) attributable to common stock, including assumed conversions	$(700,483)	321,226,043	$-	$13,501,925	237,835,850	$0.06